FAIR VALUE MEASUREMENTS (Present Liabilities Balances Measured at Fair Value On a Recurring Basis) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Level 1 [Member]
Liabilities:
Debentures and Warrants	$ 0
Total Financial liabilities	0
Level 2 [Member]
Liabilities:
Debentures and Warrants	0
Total Financial liabilities	0
Level 3 [Member]
Liabilities:
Debentures and Warrants	3,675
Total Financial liabilities	$ 3,675